Taxation - Composition of income tax benefit (Details) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Composition of income tax benefit
Deferred income tax benefit	$ 3,501	¥ 22,847